Quarterly Financial Data (Unaudited) - Additional Information (Detail)	0 Months Ended
Apr. 01, 2014
Quarterly Financial Information [Line Items]
Conversion rate	0.9791
Subsequent Event [Member]
Quarterly Financial Information [Line Items]
Conversion rate	0.9791